UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02661

Name of Fund:	BlackRock Funds VII, Inc.
BlackRock Sustainable International Equity Fund
BlackRock Sustainable U.S. Growth Fund
BlackRock Sustainable U.S. Value Equity Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds VII, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2023

Date of reporting period: 10/31/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Funds VII, Inc.

•  BlackRock Sustainable International Equity Fund

•  BlackRock Sustainable U.S. Growth Equity Fund

•  BlackRock Sustainable U.S. Value Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2022	BlackRock Sustainable International Equity Fund

Investment Objective

BlackRock Sustainable International Equity Fund’s (the “Fund”) investment objective is to seek to maximize total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2022, the Fund underperformed its benchmark, the MSCI EAFE Index.

What factors influenced performance?

The largest detractors from the Fund’s relative performance during the period included stock selection within the consumer discretionary, information technology and communication services sectors. The Fund’s underweight position in the energy sector also detracted.

The largest positive contributor to performance during the period was the Fund’s stock selection within the industrials sector, most notably within the machinery sub-sector. The Fund’s underweight position in real estate also proved advantageous, along with stock selection in utilities.

Describe recent portfolio activity.

During the period, a combination of portfolio trading activity and market price changes resulted in increased exposure to the healthcare and industrials sectors. Conversely, the Fund saw a decrease in exposure to information technology, materials and communication services.

The Fund’s cash position was approximately 5.8% at the end of the period. The Fund’s cash position did not have a material impact on performance.

Describe portfolio positioning at period end.

Relative to the MSCI EAFE Index benchmark, the Fund’s largest overweight positions were in the industrials, healthcare and information technology sectors. The Fund’s most significant underweights were in financials, energy and communication services.

As of period end, the fund maintained a 11% ESG score premium to the benchmark. From a carbon emissions intensity perspective, the Fund had an absolute carbon footprint that was 71% lower than the benchmark, while its carbon emissions intensity by sales was 62% lower than the benchmark, and carbon emissions intensity by capital was 70% lower than the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022 (continued)	BlackRock Sustainable International Equity Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(12.97)%	(25.65)%	N/A	(23.22)%	N/A
Investor A	(13.19)	(25.92)	(29.80)%	(23.49)	(27.37)%
Class K	(12.97)	(25.64)	N/A	(23.21)	N/A
MSCI EAFE Index(d)	(12.70)	(23.00)	N/A	(21.64)	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index, and derivatives with similar economic characteristics.

(c)	The Fund commenced operations on October 18, 2021.
(d)

An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
	Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
	(5/01/22)	(10/31/22)	the Period	(a)	(5/01/22)	(10/31/22)	the Period	(a)	Ratio

Institutional	$ 1,000.00	$ 870.30	$ 3.08		$ 1,000.00	$ 1,021.91	$ 3.31		0.65%
Investor A	1,000.00	868.10	4.24		1,000.00	1,020.67	4.58		0.90
Class K	1,000.00	870.30	2.84		1,000.00	1,022.17	3.06		0.60

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Schneider Electric SE	4.6%
AstraZeneca PLC	4.3
Roche Holding AG	4.2
Allianz SE, Registered Shares	4.1
Nestle SA, Registered Shares	4.1
L’Oreal SA	4.0
BNP Paribas SA	4.0
Iberdrola SA	4.0
RELX PLC	3.9
Mastercard, Inc., Class A	3.6

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets

United Kingdom	22.7%
Japan	14.3
United States	14.1
France	13.9
Switzerland	11.7
Germany	8.6
Netherlands	5.0
Spain	4.0
Denmark	3.4
Finland	2.1
Other Assets Less Liabilities	0.2

(a)	Excludes short-term securities.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022	BlackRock Sustainable U.S. Growth Equity Fund

Investment Objective

BlackRock Sustainable U.S. Growth Equity Fund’s (the “Fund”) investment objective is to seek to maximize total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.

Portfolio Management Commentary

How did the Fund perform?

For the six month period ended October 31, 2022, the Fund underperformed its benchmark, the Russell 1000® Growth Index.

What factors influenced performance?

Stock selection in the information technology sector, particularly among semiconductor stocks, was the largest detractor from performance. The Fund’s zero weighting in biotechnology stocks in the healthcare sector also proved detrimental, as did stock selection in the materials and financials sectors.

Stock selection in the industrials sector made the largest positive contribution to performance. Specifically, stock selection in the machinery industry and an overweight in commercial services and supplies companies helped results. A zero weighting in real estate investment trusts was additive to performance, as well. Selection in the software and health care providers and services industries was an additional contributor.

Describe recent portfolio activity.

The Fund’s weightings in the healthcare and industrials sectors rose due to the combination of portfolio trading activity and market price changes. Conversely, the Fund’s weightings in technology and communication services declined.

Describe portfolio positioning at period end.

The Fund’s largest allocations were in the technology, healthcare and consumer discretionary sectors. Relative to the Russell 1000® Growth Index, the largest overweight positions were in healthcare, materials and financials. The Fund’s largest underweights were in consumer staples, communication services and energy.

The Fund maintained a 11% ESG score premium to the benchmark as of the close of the period. From a carbon emissions intensity perspective, the Fund had an absolute carbon footprint that was 12% below the benchmark, while its carbon emissions intensity by sales and total capital were 57% and 59% lower, respectively. In alignment with its objective, the Fund was overweight in companies that have committed to setting science-based targets for reducing greenhouse gas emissions.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022 (continued)	BlackRock Sustainable U.S. Growth Equity Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(11.42)%	(35.45)%	N/A	(32.45)%	N/A
Investor A	(11.45)	(35.56)	(38.95)%	(32.56)	(35.98)%
Class K	(11.28)	(35.35)	N/A	(32.35)	N/A
Russell 1000® Growth Index(d)	(8.23)	(24.60)	N/A	(21.36)	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives with similar economic characteristics.

(c)	The Fund commenced operations on October 18, 2021.
(d)

An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
	Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
	(5/01/22)	(10/31/22)	the Period	(a)	(5/01/22)	(10/31/22)	the Period	(a)	Ratio

Institutional	$ 1,000.00	$ 885.80	$ 3.20		$ 1,000.00	$ 1,021.81	$ 3.41		0.67%
Investor A	1,000.00	885.50	4.39		1,000.00	1,020.55	4.69		0.92
Class K	1,000.00	887.20	2.96		1,000.00	1,022.07	3.16		0.62

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Microsoft Corp.	11.5%
Apple, Inc.	9.2
Amazon.com, Inc.	7.5
Visa, Inc., Class A	6.6
Intuit, Inc.	4.5
S&P Global, Inc.	4.5
UnitedHealth Group, Inc.	4.0
Alphabet, Inc., Class A	4.0
Tesla, Inc.	3.8
Chart Industries, Inc.	3.7

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Information Technology	43.5%
Health Care	15.7
Consumer Discretionary	15.4
Industrials	8.7
Financials	4.5
Communication Services	4.0
Materials	3.1
Consumer Staples	2.6
Short-Term Securities	7.8
Liabilities in Excess of Other Assets	(5.3)

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022	BlackRock Sustainable U.S. Value Equity Fund

Investment Objective

BlackRock Sustainable U.S. Value Equity Fund’s (the “Fund”) investment objective is to seek to maximize total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2022, the Fund underperformed its benchmark, the Russell 1000® Value Index.

What factors influenced performance?

Stock selection and allocation decisions in the consumer staples sector, particularly in the beverages and food products industries, made the largest contributor to relative performance. An underweight in real estate boosted relative results, as did allocation decisions in the communication services sector. The Fund’s cash position further contributed given the poor performance for equities.

Positioning in the information technology sector—especially selection in the IT services and technology hardware, storage, and peripherals industries—was the largest detractor from relative performance. The Fund was also hurt by an overweight in metals and mining stocks in the materials sector. Selection in industrials and consumer discretionary detracted, as well.

Describe recent portfolio activity.

The Fund’s weightings in the industrials, information technology and financials sectors rose due to the combination of portfolio trading activity and market price changes. Conversely, the Fund’s weightings in materials, communication services and utilities declined.

Describe portfolio positioning at period end.

The Fund’s largest allocations were in the financials, health care and information technology sectors. Relative to the Russell 1000® Value Index, the largest overweight positions were in consumer discretionary, health care and financials sectors. The Fund’s largest underweights were in industrials, communication services, and real estate.

As of period end, the fund maintained a 13% ESG score premium to the benchmark. From a carbon emissions intensity perspective, the Fund had an absolute carbon footprint of 3,247,830 compared to the benchmark of 9,383,111. Carbon emissions intensity by sales was 108.8% compared to the benchmark of 249.8%. Carbon emissions intensity by capital was 51.9% compared to the benchmark of 121.6%. In alignment with its climate opportunities objective, the Fund invested a greater percentage of its portfolio than the benchmark in companies that have committed to setting science based targets for reducing greenhouse gas (“GHG”) emissions.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022 (continued)	BlackRock Sustainable U.S. Value Equity Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(6.02)%	(8.91)%	N/A	(7.30)%	N/A
Investor A	(6.29)	(9.22)	(13.99)%	(7.60)	(12.29)%
Class K	(6.01)	(8.89)	N/A	(7.27)	N/A
Russell 1000® Value Index(d)	(3.19)	(7.00)	N/A	(5.52)	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives with similar economic characteristics.

(c)	The Fund commenced operations on October 18, 2021.
(d)

An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
	Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
	(5/01/22)	(10/31/22)	the Period	(a)	(5/01/22)	(10/31/22)	the Period	(a)	Ratio

Institutional	$ 1,000.00	$ 939.80	$ 2.60		$ 1,000.00	$ 1,022.52	$ 2.70		0.53%
Investor A	1,000.00	937.10	3.82		1,000.00	1,021.26	3.97		0.78
Class K	1,000.00	939.90	2.36		1,000.00	1,022.78	2.45		0.48

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Wells Fargo & Co.	3.0%
Willis Towers Watson PLC	2.9
Cisco Systems, Inc.	2.9
Laboratory Corp. of America Holdings	2.8
Cigna Corp.	2.7
Sanofi	2.6
Cognizant Technology Solutions Corp., Class A	2.6
Shell PLC	2.6
American International Group, Inc.	2.6
AstraZeneca PLC	2.5

SECTOR ALLOCATION

Sector	Percent of Net Assets

Financials	22.3%
Health Care	20.3
Information Technology	14.0
Consumer Discretionary	10.1
Energy	8.8
Industrials	5.7
Consumer Staples	4.9
Materials	4.2
Utilities	3.7
Communication Services	3.2
Real Estate	1.3
Short-Term Securities	2.0
Liabilities in Excess of Other Assets	(0.5)

F U N D S U M M A R Y	9

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	BlackRock Sustainable International Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Denmark — 3.4%
Novo Nordisk A/S, Class B	1,205	$131,021

Finland — 2.1%
Kone Oyj, Class B	1,910	78,206

France — 13.9%
BNP Paribas SA	3,237	151,796
Euroapi SA(a)	2,772	48,507
L’Oreal SA	485	152,292
Schneider Electric SE	1,386	175,269

		527,864

Germany — 8.6%
Allianz SE, Registered Shares	873	157,057
Puma SE	1,343	59,375
Symrise AG	1,086	110,851

		327,283

Japan — 14.3%
Dai-ichi Life Holdings, Inc.	4,700	74,649
Ebara Corp.	2,300	74,732
Kurita Water Industries Ltd.	2,500	91,512
Recruit Holdings Co. Ltd.	1,900	58,465
Sony Group Corp.	1,900	128,126
Toyota Motor Corp.	8,400	116,547

		544,031

Netherlands — 5.0%
ASML Holding NV	275	128,999
Koninklijke DSM NV	517	60,815

		189,814

Spain — 4.0%
Iberdrola SA	14,778	150,282

Switzerland — 11.7%
Lonza Group AG, Registered Shares	249	128,181
Nestle SA, Registered Shares	1,429	155,559
Roche Holding AG	482	159,927

		443,667

Security	Shares	Value

United Kingdom — 22.7%
Ashtead Group PLC	2,340	$121,898
AstraZeneca PLC	1,394	163,561
Prudential PLC	5,680	52,765
Reckitt Benckiser Group PLC	1,986	131,799
RELX PLC	5,459	146,631
Rentokil Initial PLC	21,447	133,832
Smith & Nephew PLC	9,432	111,457

		861,943

United States — 8.5%
Chart Industries, Inc.(a)	297	66,195
Mastercard, Inc., Class A	421	138,164
Microsoft Corp.	512	118,851

		323,210

Total Long-Term Investments — 94.2% (Cost: $4,458,858)		3,577,321

Short-Term Securities

Money Market Funds — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.92%(b)(c)	211,162	211,162

Total Short-Term Securities — 5.6% (Cost: $211,162)		211,162

Total Investments — 99.8% (Cost: $4,670,020)		3,788,483

Other Assets Less Liabilities — 0.2%		7,392

Net Assets — 100.0%		$3,795,875

(a) Non-income producing security.
(b) Affiliate of the Fund.
(c) Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$242,919	$—	$(31,757	)(a)	$—	$—	$211,162	211,162	$1,473	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Sustainable International Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$—	$131,021	$—	$131,021
Finland	—	78,206	—	78,206
France	—	527,863	—	527,863
Germany	—	327,283	—	327,283
Japan	—	544,032	—	544,032
Netherlands	—	189,814	—	189,814
Spain	—	150,282	—	150,282
Switzerland	—	443,667	—	443,667
United Kingdom	—	861,944	—	861,944
United States	323,209	—	—	323,209
Short-Term Securities
Money Market Funds	211,162	—	—	211,162

	$534,371	$3,254,112	$—	$3,788,483

See notes to financial statements.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	BlackRock Sustainable U.S. Growth Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 3.8%
Tesla, Inc.(a)	550	$125,147

Capital Markets — 4.5%
S&P Global, Inc.	466	149,702

Chemicals — 1.8%
Ecolab, Inc.	383	60,158

Commercial Services & Supplies — 2.9%
Copart, Inc.(a)	826	95,007

Containers & Packaging — 1.3%
Ball Corp.	889	43,908

Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp.(a)	1,544	66,562
IDEXX Laboratories, Inc.(a)	106	38,126

		104,688

Health Care Providers & Services — 6.8%
Humana, Inc.	168	93,758
UnitedHealth Group, Inc.	242	134,346

		228,104

Interactive Media & Services — 4.0%
Alphabet, Inc., Class A(a)	1,406	132,881

Internet & Direct Marketing Retail — 9.5%
Amazon.com, Inc.(a)	2,456	251,593
Etsy, Inc.(a)	685	64,328

		315,921

IT Services — 8.1%
Adyen NV(a)(b)	37	52,821
Visa, Inc., Class A(c)	1,056	218,761

		271,582

Life Sciences Tools & Services — 5.7%
Danaher Corp.	193	48,572
Lonza Group AG, Registered Shares	170	87,513
West Pharmaceutical Services, Inc.	236	54,304

		190,389

Machinery — 5.8%
Chart Industries, Inc.(a)	551	122,807
Xylem, Inc.	705	72,213

		195,020

Personal Products — 2.6%
L’Oreal SA	272	85,409

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 7.1%
ASML Holding NV, Registered Shares	236	$111,491
Marvell Technology, Inc.	1,529	60,671
NVIDIA Corp.	479	64,650

		236,812

Software — 19.1%
Cadence Design Systems, Inc.(a)	391	59,193
Intuit, Inc.	351	150,053
Microsoft Corp.	1,660	385,336
ServiceNow, Inc.(a)	102	42,915

		637,497

Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc.	1,999	306,527

Textiles, Apparel & Luxury Goods — 2.2%
Kering SA	161	73,732

Total Long-Term Investments — 97.5% (Cost: $4,310,642)		3,252,484

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.92%(d)(e)	37,149	37,149
SL Liquidity Series, LLC, Money Market Series, 3.37%(d)(e)(f)	223,194	223,038

Total Short-Term Securities — 7.8% (Cost: $260,222)		260,187

Total Investments — 105.3% (Cost: $4,570,864)		3,512,671

Liabilities in Excess of Other Assets — (5.3)%		(175,838)

Net Assets — 100.0%		$3,336,833

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Sustainable U.S. Growth Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$22,321	$14,828	(a)	$—	$—	$—	$37,149	37,149	$150		$—
SL Liquidity Series, LLC, Money Market Series	63,400	159,827	(a)	—	(154)	(35)	223,038	223,194	90	(b)	—

					$(154)	$(35)	$260,187		$240		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$125,147	$—	$—	$125,147
Capital Markets	149,702	—	—	149,702
Chemicals	60,158	—	—	60,158
Commercial Services & Supplies	95,007	—	—	95,007
Containers & Packaging	43,908	—	—	43,908
Health Care Equipment & Supplies	104,688	—	—	104,688
Health Care Providers & Services	228,104	—	—	228,104
Interactive Media & Services	132,881	—	—	132,881
Internet & Direct Marketing Retail	315,921	—	—	315,921
IT Services	218,761	52,821	—	271,582
Life Sciences Tools & Services	102,876	87,513	—	190,389
Machinery	195,020	—	—	195,020
Personal Products	—	85,409	—	85,409
Semiconductors & Semiconductor Equipment	236,812	—	—	236,812
Software	637,497	—	—	637,497
Technology Hardware, Storage & Peripherals	306,527	—	—	306,527
Textiles, Apparel & Luxury Goods	—	73,732	—	73,732
Short-Term Securities
Money Market Funds	37,149	—	—	37,149

	$2,990,158	$299,475	$—	3,289,633

Investments valued at NAV(a)				223,038

				$3,512,671

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	BlackRock Sustainable U.S. Value Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
L3Harris Technologies, Inc.	198	$48,801

Auto Components — 1.0%
Lear Corp.	318	44,110

Automobiles — 2.3%
General Motors Co.	2,687	105,465

Banks — 10.4%
Citigroup, Inc.	2,402	110,156
Citizens Financial Group, Inc.	1,620	66,258
Comerica, Inc.	1,197	84,389
JPMorgan Chase & Co.	639	80,437
Wells Fargo & Co.	2,976	136,866

		478,106

Beverages — 2.3%
PepsiCo, Inc.	597	108,403

Capital Markets — 3.6%
Charles Schwab Corp.	685	54,574
Invesco Ltd.	2,985	45,730
Morgan Stanley	820	67,380

		167,684

Chemicals — 1.4%
PPG Industries, Inc.	579	66,110

Communications Equipment — 3.4%
Ciena Corp.(a)(b)	549	26,297
Cisco Systems, Inc.	2,920	132,656

		158,953

Containers & Packaging — 1.6%
Sealed Air Corp.	1,591	75,763

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	2,554	95,443

Electronic Equipment, Instruments & Components — 1.2%
Zebra Technologies Corp., Class A(a)	195	55,228

Food Products — 1.2%
Kraft Heinz Co.	1,420	54,627

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	1,640	89,134

Health Care Providers & Services — 11.7%
Cardinal Health, Inc.	1,270	96,393
Cigna Corp.	379	122,440
Elevance Health, Inc.	173	94,591
Humana, Inc.	170	94,874
Laboratory Corp. of America Holdings	590	130,897

		539,195

Household Durables — 2.8%
Newell Brands, Inc.	3,673	50,724
Panasonic Holdings Corp.	10,900	77,637

		128,361

Household Products — 1.3%
Reckitt Benckiser Group PLC	905	60,059

Insurance — 8.3%
American International Group, Inc.	2,088	119,016
Fidelity National Financial, Inc.	918	36,151
First American Financial Corp.	766	38,606

Security	Shares	Value

Insurance (continued)
Prudential PLC	5,644	$52,431
Willis Towers Watson PLC	624	136,163

		382,367

IT Services — 5.7%
Cognizant Technology Solutions Corp., Class A	1,937	120,579
Fidelity National Information Services, Inc.	1,183	98,177
Visa, Inc., Class A	226	46,818

		265,574

Machinery — 1.9%
Komatsu Ltd.	4,600	90,115

Metals & Mining — 1.1%
Newmont Corp.	1,170	49,514

Multiline Retail — 1.9%
Dollar Tree, Inc.(a)	547	86,700

Multi-Utilities — 3.7%
Public Service Enterprise Group, Inc.	1,568	87,918
Sempra Energy	556	83,922

		171,840

Oil, Gas & Consumable Fuels — 8.8%
Cheniere Energy, Inc.	500	88,205
EQT Corp.	1,454	60,835
Hess Corp.	323	45,569
Shell PLC	4,300	119,117
Woodside Energy Group Ltd.	4,021	92,959

		406,685

Pharmaceuticals — 6.7%
AstraZeneca PLC	996	116,863
Eli Lilly & Co.	70	25,346
Novo Nordisk A/S, ADR	420	45,713
Sanofi	1,416	121,858

		309,780

Professional Services — 1.0%
Robert Half International, Inc.	576	44,041

Real Estate Management & Development — 1.3%
CBRE Group, Inc., Class A(a)	855	60,654

Road & Rail — 1.8%
Norfolk Southern Corp.	357	81,421

Software — 1.9%
Microsoft Corp.	378	87,745

Technology Hardware, Storage & Peripherals — 1.7%
Western Digital Corp.(a)	2,277	78,261

Textiles, Apparel & Luxury Goods — 2.2%
Ralph Lauren Corp.	1,093	101,310

Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc., Class B	1,291	53,740

Total Long-Term Investments — 98.5% (Cost: $5,001,533)		4,545,189

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Sustainable U.S. Value Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.92%(c)(d)	66,899	$66,899
SL Liquidity Series, LLC, Money Market Series, 3.37%(c)(d)(e)	26,893	26,874

Total Short-Term Securities — 2.0% (Cost: $93,778)		93,773

Total Investments — 100.5% (Cost: $5,095,311)		4,638,962

Liabilities in Excess of Other Assets — (0.5)%		(21,922)

Net Assets — 100.0%		$4,617,040

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital
							Change in					Gain
						Net	Unrealized		Shares			Distributions
	Value at	Purchases		Proceeds		Realized	Appreciation	Value at	Held at			from Underlying
Affiliated Issuer	04/30/22	at Cost		from Sale		Gain (Loss)	(Depreciation )	10/31/22	10/31/22	Income		Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$101,438	$—		$(34,539	)(a)	$—	$—	$66,899	66,899	$386		$—
SL Liquidity Series, LLC, Money Market Series	—	26,879	(a)	—		—	(5)	26,874	26,893	9	(b)	—

						$—	$(5)	$93,773		$395		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$48,801	$—	$—	$48,801
Auto Components	44,110	—	—	44,110
Automobiles	105,465	—	—	105,465
Banks	478,106	—	—	478,106
Beverages	108,403	—	—	108,403
Capital Markets	167,684	—	—	167,684

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Sustainable U.S. Value Equity Fund

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Chemicals	$66,110	$—	$—	$66,110
Communications Equipment	158,953	—	—	158,953
Containers & Packaging	75,763	—	—	75,763
Diversified Telecommunication Services	95,443	—	—	95,443
Electronic Equipment, Instruments & Components	55,228	—	—	55,228
Food Products	54,627	—	—	54,627
Health Care Equipment & Supplies	89,134	—	—	89,134
Health Care Providers & Services	539,195	—	—	539,195
Household Durables	50,724	77,637	—	128,361
Household Products	—	60,059	—	60,059
Insurance	329,936	52,431	—	382,367
IT Services	265,574	—	—	265,574
Machinery	—	90,115	—	90,115
Metals & Mining	49,514	—	—	49,514
Multiline Retail	86,700	—	—	86,700
Multi-Utilities	171,840	—	—	171,840
Oil, Gas & Consumable Fuels	194,609	212,076	—	406,685
Pharmaceuticals	71,059	238,721	—	309,780
Professional Services	44,041	—	—	44,041
Real Estate Management & Development	60,654	—	—	60,654
Road & Rail	81,421	—	—	81,421
Software	87,745	—	—	87,745
Technology Hardware, Storage & Peripherals	78,261	—	—	78,261
Textiles, Apparel & Luxury Goods	101,310	—	—	101,310
Wireless Telecommunication Services	53,740	—	—	53,740
Short-Term Securities
Money Market Funds	66,899	—	—	66,899

	$3,881,049	$731,039	$—	4,612,088

Investments valued at NAV(a)				26,874

				$4,638,962

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	17

Statements of Assets and Liabilities (unaudited)

October 31, 2022

	BlackRock	BlackRock	BlackRock
	Sustainable	Sustainable	Sustainable
	International	U.S. Growth	U.S. Value
	Equity	Equity	Equity
	Fund	Fund	Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,577,321	$3,252,484	$4,545,189
Investments, at value — affiliated(c)	211,162	260,187	93,773
Receivables:
Investments sold	5,751	190,150	79,136
Securities lending income — affiliated	—	61	3
Dividends — unaffiliated	5,828	—	5,649
Dividends — affiliated	459	50	115
From the Manager	15,961	14,842	15,020
Prepaid expenses	39,505	39,920	39,900

Total assets	3,855,987	3,757,694	4,778,785

LIABILITIES
Collateral on securities loaned	—	223,212	26,879
Payables:
Investments purchased	—	147,665	78,766
Accounting services fees	9,152	9,146	9,161
Custodian fees	9,966	6,970	6,025
Directors’ and Officer’s fees	2,914	2,916	2,910
Other accrued expenses	940	907	875
Printing fees	3,331	4,169	4,169
Professional fees	33,793	25,862	32,926
Service fees	16	14	34

Total liabilities	60,112	420,861	161,745

NET ASSETS	$3,795,875	$3,336,833	$4,617,040

NET ASSETS CONSIST OF:
Paid-in capital	$4,994,001	$4,998,429	$5,083,757
Accumulated loss	(1,198,126)	(1,661,596)	(466,717)

NET ASSETS	$3,795,875	$3,336,833	$4,617,040

(a) Investments, at cost — unaffiliated	$4,458,858	$4,310,642	$5,001,533
(b) Securities loaned, at value	$—	$216,482	$26,010
(c) Investments, at cost — affiliated	$211,162	$260,222	$93,778

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2022

	BlackRock	BlackRock	BlackRock
	Sustainable	Sustainable	Sustainable
	International	U.S. Growth	U.S. Value
	Equity	Equity	Equity
	Fund	Fund	Fund

NET ASSET VALUE

Institutional

Net assets	$75,864	$68,241	$98,657

Shares outstanding	10,000	10,242	10,881

Net asset value	$7.59	$6.66	$9.07

Shares authorized	500 million	500 million	500 million

Par value	$0.10	$0.10	$0.10

Investor A

Net assets	$76,849	$68,968	$165,062

Shares outstanding	10,146	10,376	18,230

Net asset value	$7.57	$6.65	$9.05

Shares authorized	100 million	100 million	100 million

Par value	$0.10	$0.10	$0.10

Class K

Net assets	$3,643,162	$3,199,624	$4,353,321

Shares outstanding	480,000	480,000	480,000

Net asset value	$7.59	$6.67	$9.07

Shares authorized	500 million	500 million	500 million

Par value	$0.10	$0.10	$0.10

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Operations (unaudited)

Six Months Ended October 31, 2022

	BlackRock	BlackRock	BlackRock
	Sustainable	Sustainable	Sustainable
	International	U.S. Growth	U.S. Value
	Equity	Equity	Equity
	Fund	Fund	Fund

INVESTMENT INCOME
Dividends — unaffiliated	$59,862	$9,782	$60,003
Dividends — affiliated	1,473	150	386
Securities lending income — affiliated — net	—	90	9
Foreign taxes withheld	(9,148)	(689)	(1,965)

Total investment income	52,187	9,333	58,433

EXPENSES
Offering	48,413	47,036	48,517
Professional	34,763	31,298	30,772
Accounting services	18,509	18,496	18,528
Investment advisory	12,167	11,034	11,368
Registration	7,691	7,691	7,691
Custodian	6,891	3,080	3,167
Directors and Officer	3,823	3,822	3,823
Administration	862	756	1,006
Transfer agent — class specific	471	496	486
Administration — class specific	406	356	473
Service — class specific	103	92	201
Miscellaneous	6,014	4,713	4,719

Total expenses	140,113	128,870	130,751
Less:
Fees waived and/or reimbursed by the Manager	(126,922)	(116,848)	(118,180)
Administration fees waived by the Manager — class specific	(406)	(356)	(473)
Transfer agent fees waived and/or reimbursed — class specific	(430)	(460)	(422)

Total expenses after fees waived and/or reimbursed	12,355	11,206	11,676

Net investment income (loss)	39,832	(1,873)	46,757

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(225,569)	(422,716)	(56,263)
Investments — affiliated	—	(154)	—
Foreign currency transactions	1,588	(357)	(690)

	(223,981)	(423,227)	(56,953)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(385,076)	(3,275)	(292,937)
Investments — affiliated	—	(35)	(5)
Foreign currency translations	(8)	(4)	132

	(385,084)	(3,314)	(292,810)

Net realized and unrealized loss	(609,065)	(426,541)	(349,763)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(569,233)	$(428,414)	$(303,006)

See notes to financial statements.

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Sustainable International Equity Fund		BlackRock Sustainable U.S. Growth Equity Fund

	Six Months Ended 10/31/22 (unaudited)	Period from 10/18/21(a) to 04/30/22	Six Months Ended 10/31/22 (unaudited)	Period from 10/18/21(a) to 04/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$39,832	$16,681	$(1,873)	$(6,560)
Net realized loss	(223,981)	(147,842)	(423,227)	(179,167)
Net change in unrealized appreciation (depreciation)	(385,084)	(496,721)	(3,314)	(1,054,879)

Net decrease in net assets resulting from operations	(569,233)	(627,882)	(428,414)	(1,240,606)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(168)	—	(15)	—
Investor A	(92)	—	—	—
Class K	(8,240)	—	(860)	—

Decrease in net assets resulting from distributions to shareholders	(8,500)	—	(875)	—

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	1	5,001,489	1,627	5,005,101

NET ASSETS
Total increase (decrease) in net assets	(577,732)	4,373,607	(427,662)	3,764,495
Beginning of period	4,373,607	—	3,764,495	—

End of period	$3,795,875	$4,373,607	$3,336,833	$3,764,495

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets   (continued)

	BlackRock Sustainable U.S. Value Equity Fund

	Six Months Ended	Period from
	10/31/22	10/18/21(a)
	(unaudited)	to 04/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$46,757	$43,850
Net realized gain (loss)	(56,953)	38,503
Net change in unrealized appreciation (depreciation)	(292,810)	(163,636)

Net decrease in net assets resulting from operations	(303,006)	(81,283)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(1,455)	(280)
Investor A	(2,277)	(228)
Class K	(70,093)	(14,408)

Decrease in net assets resulting from distributions to shareholders	(73,825)	(14,916)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	51,324	5,038,746

NET ASSETS
Total increase (decrease) in net assets	(325,507)	4,942,547
Beginning of period	4,942,547	—

End of period	$4,617,040	$4,942,547

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Sustainable International Equity Fund

	Institutional

	Six Months Ended		Period from
	10/31/22		10/18/21	(a)
	(unaudited)		to 04/30/22

Net asset value, beginning of period	$8.74		$10.00

Net investment income(b)	0.08		0.03
Net realized and unrealized loss	(1.21)		(1.29)

Net decrease from investment operations	(1.13)		(1.26)

Distributions from net investment income	(0.02)		—

Net asset value, end of period	$7.59		$8.74

Total Return(c)
Based on net asset value	(12.97	)%(d)	(12.60	)%(d)

Ratios to Average Net Assets(e)
Total expenses(f)	4.54	%(g)	4.76	%(g)

Total expenses after fees waived and/or reimbursed	0.65	%(g)	0.65	%(g)

Net investment income	1.92	%(g)	0.60	%(g)

Supplemental Data
Net assets, end of period (000)	$76		$87

Portfolio turnover rate	17%		20%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)

Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.26% and 6.80%, respectively.

(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable International Equity Fund (continued)

	Investor A

	Six Months Ended		Period from
	10/31/22		10/18/21	(a)
	(unaudited)		to 04/30/22

Net asset value, beginning of period	$8.73		$10.00

Net investment income(b)	0.07		0.02
Net realized and unrealized loss	(1.22)		(1.29)

Net decrease from investment operations	(1.15)		(1.27)

Distributions from net investment income	(0.01)		—

Net asset value, end of period	$7.57		$8.73

Total Return(c)
Based on net asset value	(13.19	)%(d)	(12.70	)%(d)

Ratios to Average Net Assets(e)
Total expenses(f)	4.81	%(g)	5.01	%(g)

Total expenses after fees waived and/or reimbursed	0.90	%(g)	0.90	%(g)

Net investment income	1.67	%(g)	0.36	%(g)

Supplemental Data
Net assets, end of period (000)	$77		$89

Portfolio turnover rate	17%		20%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)

Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.53% and 7.05%, respectively.

(g)	Annualized.

See notes to financial statements.

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable International Equity Fund (continued)

	Class K

	Six Months Ended		Period from
	10/31/22		10/18/21	(a)
	(unaudited)		to 04/30/22

Net asset value, beginning of period	$8.74		$10.00

Net investment income(b)	0.08		0.03
Net realized and unrealized loss	(1.21)		(1.29)

Net decrease from investment operations	(1.13)		(1.26)

Distributions from net investment income	(0.02)		—

Net asset value, end of period	$7.59		$8.74

Total Return(c)
Based on net asset value	(12.97	)%(d)	(12.60	)%(d)

Ratios to Average Net Assets(e)
Total expenses(f)	4.17	%(g)	4.39	%(g)

Total expenses after fees waived and/or reimbursed	0.60	%(g)	0.60	%(g)

Net investment income	1.97	%(g)	0.65	%(g)

Supplemental Data
Net assets, end of period (000)	$3,643		$4,198

Portfolio turnover rate	17%		20%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)

Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.89% and 6.43%, respectively.

(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Growth Equity Fund

	Institutional

		Six Months Ended 10/31/22 (unaudited	)		Period from 10/18/21 to 04/30/22	(a)

Net asset value, beginning of period	$	7.52		$	10.00

Net investment loss(b)		(0.01)			(0.02)
Net realized and unrealized loss		(0.85)			(2.46)

Net decrease from investment operations		(0.86)			(2.48)

Distributions from net investment income		(0.00	)(c)		—

Net asset value, end of period	$	6.66		$	7.52

Total Return(d)
Based on net asset value		(11.42	)%(e)		(24.80	)%(e)

Ratios to Average Net Assets(f)
Total expenses(g)		5.61	%(h)		4.69	%(h)

Total expenses after fees waived and/or reimbursed		0.67	%(h)		0.67	%(h)

Net investment loss		(0.15	)%(h)		(0.31	)%(h)

Supplemental Data
Net assets, end of period (000)	$	68		$	76

Portfolio turnover rate		11%			7%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)

Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.67% and 6.73%, respectively.

(h)	Annualized.

See notes to financial statements.

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Growth Equity Fund (continued)

	Investor A

		Six Months Ended 10/31/22 (unaudited	)		Period from 10/18/21 to 04/30/22	(a)

Net asset value, beginning of period	$	7.51		$	10.00

Net investment loss(b)		(0.01)			(0.03)
Net realized and unrealized loss		(0.85)			(2.46)

Net decrease from investment operations		(0.86)			(2.49)

Net asset value, end of period	$	6.65		$	7.51

Total Return(c)
Based on net asset value		(11.45	)%(d)		(24.90	)%(d)

Ratios to Average Net Assets(e)
Total expenses(f)		5.87	%(g)		4.94	%(g)

Total expenses after fees waived and/or reimbursed		0.92	%(g)		0.92	%(g)

Net investment loss		(0.40	)%(g)		(0.56	)%(g)

Supplemental Data
Net assets, end of period (000)	$	69		$	77

Portfolio turnover rate		11%			7%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)

Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.93% and 6.98%, respectively.

(g) Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Growth Equity Fund (continued)

	Class K

	Six Months Ended 10/31/22 (unaudited	)	Period from 10/18/21 to 04/30/22	(a)

Net asset value, beginning of period	$7.52		$10.00

Net investment loss(b)	(0.00	)(c)	(0.01)
Net realized and unrealized loss	(0.85)		(2.47)

Net decrease from investment operations	(0.85)		(2.48)

Distributions from net investment income	(0.00	)(c)	—

Net asset value, end of period	$6.67		$7.52

Total Return(d)
Based on net asset value	(11.28	)%(e)	(24.80	)%(e)

Ratios to Average Net Assets(f)
Total expenses(g)	5.15	%(h)	4.31	%(h)

Total expenses after fees waived and/or reimbursed	0.62	%(h)	0.62	%(h)

Net investment loss	(0.10	)%(h)	(0.26	)%(h)

Supplemental Data
Net assets, end of period (000)	$3,200		$3,611

Portfolio turnover rate	11%		7%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)

Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.22% and 6.36%, respectively.

(h)	Annualized.

See notes to financial statements.

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Value Equity Fund

	Institutional

		Six Months Ended 10/31/22 (unaudited	)		Period from 10/18/21 to 04/30/22	(a)

Net asset value, beginning of period	$	9.81		$	10.00

Net investment income(b)		0.09			0.09
Net realized and unrealized loss		(0.68)			(0.25)

Net decrease from investment operations		(0.59)			(0.16)

Distributions
From net investment income		(0.07)			(0.03)
From net realized gain		(0.08)			(0.00	)(c)

Total distributions		(0.15)			(0.03)

Net asset value, end of period	$	9.07		$	9.81

Total Return(d)
Based on net asset value		(6.02	)%(e)		(1.63	)%(e)

Ratios to Average Net Assets(f)
Total expenses(g)		4.20	%(h)		4.18	%(h)

Total expenses after fees waived and/or reimbursed		0.53	%(h)		0.53	%(h)

Net investment income		1.92	%(h)		1.57	%(h)

Supplemental Data
Net assets, end of period (000)	$	99		$	98

Portfolio turnover rate		32%			40%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)

Audit, excise tax, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.80% and 0.54%, respectively.

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Value Equity Fund (continued)

	Investor A

		Six Months Ended 10/31/22 (unaudited	)		Period from 10/18/21 to 04/30/22	(a)

Net asset value, beginning of period	$	9.81		$	10.00

Net investment income(b)		0.08			0.08
Net realized and unrealized loss		(0.70)			(0.25)

Net decrease from investment operations		(0.62)			(0.17)

Distributions
From net investment income		(0.06)			(0.02)
From net realized gain		(0.08)			(0.00	)(c)

Total distributions		(0.14)			(0.02)

Net asset value, end of period	$	9.05		$	9.81

Total Return(d)
Based on net asset value		(6.29	)%(e)		(1.68	)%(e)

Ratios to Average Net Assets(f)
Total expenses(g)		4.40	%(h)		4.39	%(h)

Total expenses after fees waived and/or reimbursed		0.78	%(h)		0.78	%(h)

Net investment income		1.66	%(h)		1.39	%(h)

Supplemental Data
Net assets, end of period (000)	$	165		$	134

Portfolio turnover rate		32%			40%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)

Audit, excise tax, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.95% and 0.79%, respectively.

(h)	Annualized.

See notes to financial statements.

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Value Equity Fund (continued)

	Class K

		Six Months Ended 10/31/22 (unaudited	)		Period from 10/18/21 to 04/30/22	(a)

Net asset value, beginning of period	$	9.81		$	10.00

Net investment income(b)		0.09			0.09
Net realized and unrealized loss		(0.68)			(0.25)

Net decrease from investment operations		(0.59)			(0.16)

Distributions
From net investment income		(0.07)			(0.03)
From net realized gain		(0.08)			(0.00	)(c)

Total distributions		(0.15)			(0.03)

Net asset value, end of period	$	9.07		$	9.81

Total Return(d)
Based on net asset value		(6.01	)%(e)		(1.61	)%(e)

Ratios to Average Net Assets(f)
Total expenses(g)		3.91	%(h)		3.83	%(h)

Total expenses after fees waived and/or reimbursed		0.48	%(h)		0.48	%(h)

Net investment income		1.99	%(h)		1.62	%(h)

Supplemental Data
Net assets, end of period (000)	$	4,353		$	4,711

Portfolio turnover rate		32%			40%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)

Audit, excise tax, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.50% and 0.49%, respectively.

(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds VII, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. The following, each of which is a series of the Corporation, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Sustainable International Equity Fund	Sustainable International Equity	Non-Diversified
BlackRock Sustainable U.S. Growth Equity Fund	Sustainable U.S. Growth Equity	Non-Diversified
BlackRock Sustainable U.S. Value Equity Fund	Sustainable U.S. Value Equity	Non-Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of October 31, 2022, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount

Sustainable U.S. Growth Equity Goldman Sachs & Co. LLC	$216,482	$(216,482)	$—	$—

Sustainable U.S. Value Equity Barclays Capital, Inc.	$26,010	$(26,010)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Sustainable International Equity	Sustainable U.S. Growth Equity	Sustainable U.S. Value Equity

First $1 billion	0.60%	0.62%	0.48%
$1 billion - $3 billion	0.56	0.58	0.45
$3 billion - $5 billion	0.54	0.56	0.43
$5 billion - $10 billion	0.52	0.54	0.42
Greater than $10 billion	0.51	0.53	0.41

With respect to Sustainable International Equity, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended October 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A

Sustainable International Equity	$103
Sustainable U.S. Growth Equity	92
Sustainable U.S. Value Equity	201

Administration: The Corporation, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended October 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total

Sustainable International Equity	$8	$8	$390	$406
Sustainable U.S. Growth Equity	7	7	342	356
Sustainable U.S. Value Equity	9	16	448	473

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2022, the Funds did not pay any amounts to affiliates in return for these services.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total

Sustainable International Equity	$152	$163	$156	$471
Sustainable U.S. Growth Equity	167	175	154	496
Sustainable U.S. Value Equity	152	180	154	486

Other Fees: For the six months ended October 31, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

Sustainable International Equity	$—
Sustainable U.S. Growth Equity	1
Sustainable U.S. Value Equity	53

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2022, the amounts waived were as follows:

Fund Name	Amounts Waived

Sustainable International Equity	$30,709
Sustainable U.S. Growth Equity	29,457
Sustainable U.S. Value Equity	30,072

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Sustainable International Equity	Sustainable U.S. Growth Equity	Sustainable U.S. Value Equity

Institutional	0.65%	0.67%	0.53%
Investor A	0.90	0.92	0.78
Class K	0.60	0.62	0.48

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the six months ended October 31, 2022, the Manager waived and/or reimbursed investment advisory fees, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations, as follows:

Fund Name	Amounts Waived

Sustainable International Equity	$126,922
Sustainable U.S. Growth Equity	116,848
Sustainable U.S. Value Equity	118,180

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2022, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived by the Manager -class specific

Fund Name	Institutional	Investor A	Class K	Total

Sustainable International Equity	$8	$8	$390	$406
Sustainable U.S. Growth Equity	7	7	342	356
Sustainable U.S. Value Equity	9	16	448	473

	Transfer Agent Fees Waived and/or Reimbursed - class specific

Fund Name	Institutional	Investor A	Class K	Total

Sustainable International Equity	$131	$143	$156	$430
Sustainable U.S. Growth Equity	149	157	154	460
Sustainable U.S. Value Equity	128	140	154	422

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 19, 2028, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.

As of October 31, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Fund Name/Fund Level/Share Class	Expiring 06/30/24

Sustainable International Equity
Fund Level	$141,908
Institutional	179
Investor A	178
Class K	689
Sustainable U.S. Growth Equity
Fund Level	132,882
Institutional	178
Investor A	179
Class K	666
Sustainable U.S. Value Equity
Fund Level	133,001
Institutional	178
Investor A	177
Class K	714

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, (i) Sustainable U.S. Growth Equity and Sustainable U.S. Value Equity retain 81% of securities lending (which excludes collateral investment expenses); and (ii) Sustainable International Equity retains 82% of securities lending (which excludes collateral investment expenses), and these amounts retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Sustainable U.S. Growth Equity and Sustainable U.S. Value Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Sustainable International Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2022, Sustainable U.S. Growth Equity and Sustainable U.S. Value Equity retained 77% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 81% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2022, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Sustainable U.S. Growth Equity	$21
Sustainable U.S. Value Equity	2

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended October 31, 2022, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Fund’s are directors and/or officers of BlackRock or its affiliates. Each Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended October 31, 2022, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

Sustainable International Equity	$701,774	$668,556
Sustainable U.S. Growth Equity	383,181	481,770
Sustainable U.S. Value Equity	1,524,443	1,497,723

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Sustainable International Equity	Sustainable U.S. Growth Equity	Sustainable U.S. Value Equity

$ (132,172)	$(178,376)	$—

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	Sustainable International Equity	Sustainable U.S. Growth Equity	Sustainable U.S. Value Equity

Tax cost	$4,670,020	$4,570,864	$5,095,385

Gross unrealized appreciation	$32,289	$57,277	$243,174
Gross unrealized depreciation	(913,826)	(1,115,470)	(699,597)

Net unrealized appreciation (depreciation)	$(881,537)	$(1,058,193)	$(456,423)

8.	BANK BORROWINGS

The Corporation, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2022, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 10/31/22			Period from 10/18/21(a) to 04/30/22

Fund Name/Share Class	Shares		Amount	Shares	Amount

Sustainable International Equity
Institutional
Shares sold	—		$—	10,000	$100,000

Investor A
Shares sold	—		$—	10,146	$101,489
Shares issued in reinvestment of distributions	—	(b)	1	—	—

	—		$1	10,146	$101,489

Class K
Shares sold	—		$—	480,000	$4,800,000

	—		$1	500,146	$5,001,489

Sustainable U.S. Growth Equity
Institutional
Shares sold	172		$1,200	10,793	$108,001
Shares redeemed	—		—	(723)	(6,071)

	172		$1,200	10,070	$101,930

Investor A
Shares sold	61		$427	10,315	$103,171

Class K
Shares sold	—		$—	480,000	$4,800,000

	233		$1,627	500,385	$5,005,101

Sustainable U.S. Value Equity
Institutional
Shares sold	881		$7,957	10,000	$100,022

Investor A
Shares sold	5,577		$52,382	13,649	$137,667
Shares issued in reinvestment of distributions	100		884	—	—
Shares redeemed	(1,096)		(9,899)	—	—

	4,581		$43,367	13,649	$137,667

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/22		Period from 10/18/21(a) to 04/30/22

Fund Name/Share Class	Shares	Amount	Shares	Amount

Sustainable U.S. Value Equity (continued)
Class K
Shares sold	—	$—	480,000	$4,801,057

	5,462	$51,324	503,649	$5,038,746

(a)	Commencement of operations.
(b)	Rounds to less than 1.

As of October 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

	Sustainable	Sustainable	Sustainable
	International	U.S. Growth	U.S. Value
Share Class	Equity	Equity	Equity

Institutional	10,000	10,000	10,000
Investor A	10,000	10,000	10,000
Class K	480,000	480,000	480,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

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Additional Information  (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers
Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Sub-Adviser(a)	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL United Kingdom	New York, NY 10022

Accounting Agent and Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (US) Inc.	Sidley Austin LLP
Wilmington, DE 19809	New York, NY 10019

Custodian	Address of the Corporation
The Bank of New York Mellon	100 Bellevue Parkway
New York, NY 10286	Wilmington, DE 19809

(a) For BlackRock Sustainable International Equity Fund.

A D D I T I O N A L I N F O R M A T I O N	43

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SEF-10/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VII, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VII, Inc.

Date: December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VII, Inc.

Date: December 21, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds VII, Inc.

Date: December 21, 2022